Organization (Details 3) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Net cash provided by/(used in) operating activities	$ (204,890)	¥ (1,336,897)	¥ 887,112	¥ 1,214,774
Net cash (used in)/provided by investing activities	3,686	24,048	(922,049)	(6,468)
Net used in financing activities	(45,684)	(298,089)	(1,130,093)	(686,883)
VIEs
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Net cash provided by/(used in) operating activities	(166,517)	(1,086,522)	2,242,135	1,204,835
Net cash (used in)/provided by investing activities	3,686	24,048	(913,760)	(9,916)
Net used in financing activities	$ (45,516)	¥ (296,990)	¥ (1,114,926)	¥ (998,814)